Stock Award Plans - Nonvested Stock Options (Details) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Weighted Average Grant Date Fair Value
Granted (USD per share)	$ 2.96	$ 2.95	$ 3.24
Non-Vested Options
Options Outstanding
Outstanding at beginning of period	145,795	287,750	614,272
Granted	0	0	0
Vested	(61,018)	(119,520)	(283,407)
Forfeited	(15,490)	(22,435)	(43,115)
Outstanding at end of period	69,287	145,795	287,750
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 3.87	$ 3.44	$ 3.20
Granted (USD per share)	0.00	0.00	0.00
Vested (USD per share)	3.88	2.88	2.95
Forfeited (USD per share)	3.90	3.63	3.25
Outstanding at end of period (USD per share)	$ 3.85	$ 3.87	$ 3.44